Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings (Loss) Per Share	EARNINGS PER SHARE

Year ended	March 31,
	2026	2025
	$	$
Net (loss) earnings	(38,777)	1,295

Weighted average number of Shares outstanding - basic and diluted (a)	97,864,919	96,313,316
Basic and diluted (loss) earnings per share	(0.40)	0.01

(a) The weighted average number of basic Shares calculation for the year ended March 31, 2026 excludes 1,532,936 (2025 - 1,724,553) Subordinate Voting Shares issued as part of the XRM Acquisition as they were subject to forfeitures.
For the year ended March 31, 2026, the potentially dilutive outstanding equity instruments, which are the DSUs, PSUs and options mentioned in Note 14 granted under the LTIP, certain shares to be issued as part of anniversary payments related to business acquisition, and the Subordinate Voting Shares issued as part of the XRM acquisition subject to forfeiture, were not included in the calculation of diluted earnings per share since the Company incurred losses and the inclusion of these equity instruments would have an antidilutive effect.